Expense Example - FidelitySeriesBondIndexFund-PRO - FidelitySeriesBondIndexFund-PRO - Fidelity Series Bond Index Fund - Fidelity Series Bond Index Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none